Trade accounts receivable - net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade Accounts Receivable [Abstract]
Summary of Trade Accounts Receivable

As of December 31, 2021, 2022 and 2023, the trade accounts receivable was comprised of the following:

	December 31, 2021		December 31, 2022		December 31, 2023
Trade accounts receivable	Ps.	1,876,878	Ps.	2,570,963	Ps.	2,442,465
Expected credit loss of the year		(156,403)		(202,621)		(191,236)
	Ps.	1,720,475	Ps.	2,368,342	Ps.	2,251,229

Summary of Movements in Allowance For Doubtful Accounts

The movements for allowance for expected credit loss are recognized under operating cost in the consolidated statement of profit or loss and other comprehensive income.

	2021		2022		2023
Beginning balance	Ps.	(146,953)	Ps.	(156,403)	Ps.	(202,621)
Allowance for ECL		(53,464)		(73,579)		(43,348)
Reversal of allowance for ECL		44,014		27,361		54,733
Ending balance	Ps.	(156,403)	Ps.	(202,621)	Ps.	(191,236)

Summary of Past Due Balances of Accounts Receivable

The following are past due balances of accounts receivable, for which there has not been reserve of allowance for expected credit loss, according to the Company’s policy and their maturity date:

	December 31, 2021		December 31, 2022		December 31, 2023
Accounts receivables past due from 1 to 30 days	Ps.	91,697	Ps.	75,581	Ps.	124,985
Accounts receivables past due 31 to 60 days		24,029		31,162		48,939
Accounts receivables past due 61 to 90 days		8,005		16,572		17,409
Accounts receivables past due more than 90 days		12,762		36,306		5,967
	Ps.	136,493	Ps.	159,621	Ps.	197,300

Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable

The following is the percentage of the main clients of the Company in relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2021		December 31, 2022		December 31, 2023
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	23.8%	2.0%	24.5%	2.1%	20.9%	2.3%
Aeroenlaces Nacionales, S.A. de C.V.	15.6%	1.3%	16.2%	1.1%	19.0%	1.7%
Aerovías de México, S.A. de C.V.	8.5%	0.5%	9.8%	0.6%	7.5%	0.6%
American Airlines, Inc.	4.8%	0.6%	4.5%	1.7%	3.5%	1.9%